Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Jan. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)

(Amounts in millions except per share data)	Fiscal Year Ended January 31, 2012
	Q1	Q2	Q3	Q4	Total
Net sales	$103,415	$108,638	$109,516	$122,285	$443,854
Cost of sales	78,177	81,770	82,591	92,589	335,127
Income from continuing operations	3,578	3,937	3,501	5,438	16,454
Consolidated net income	3,550	3,937	3,493	5,407	16,387
Consolidated net income attributable to Walmart	3,399	3,801	3,336	5,163	15,699
Basic net income per common share attributable to Walmart	$0.97	$1.09	$0.97	$1.51	$4.54
Diluted net income per common share attributable to Walmart	0.97	1.09	0.96	1.50	4.52

	Fiscal Year Ended January 31, 2011
	Q1	Q2	Q3	Q4	Total
Net sales	$99,097	$103,016	$101,239	$115,600	$418,952
Cost of sales	74,618	77,438	75,819	87,071	314,946
Income from continuing operations	3,444	3,747	3,590	5,178	15,959
Consolidated net income	3,444	3,747	3,590	6,212	16,993
Consolidated net income attributable to Walmart	3,301	3,596	3,436	6,056	16,389
Basic net income per common share attributable to Walmart	$0.88	$0.97	$0.95	$1.71	$4.48
Diluted net income per common share attributable to Walmart	0.87	0.97	0.95	1.70	4.47